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                               STAG VARIABLE LIFE
                              SEPARATE ACCOUNT VL I
                         HARTFORD LIFE INSURANCE COMPANY

                                FILE NO. 33-53692

       SUPPLEMENT DATED AUGUST 1, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

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               SUPPLEMENT DATED AUGUST 1, 2003 TO YOUR PROSPECTUS

The following Sub-Accounts are added to the cover page of the prospectus:

                 SUB-ACCOUNT                                           PURCHASES SHARES OF:
----------------------------------------------------   --------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund Sub-Account          Series I of the AIM V.I. Mid Cap Core Equity Fund
                                                       of the A I M Variable Insurance Funds

AIM V.I. Premier Equity Fund Sub-Account               Series I of the AIM V.I. Premier Equity Fund of the
                                                       A I M Variable Insurance Funds

American Funds Asset Allocation Fund Sub-Account       Class 2 of the Asset Allocation Fund of American
                                                       Funds Insurance Series

American Funds Blue Chip Income and Growth Fund        Class 2 of the Blue Chip Income and Growth Fund
Sub-Account                                            of American Funds Insurance Series

American Funds Bond Fund Sub-Account                   Class 2 of the Bond Fund of American Funds
                                                       Insurance Series

American Funds International Fund Sub-Account          Class 2 of the International Fund of American Funds
                                                       Insurance Series

American Funds New World Fund Sub-Account              Class 2 of the New World Fund of American Funds
                                                       Insurance Series

Franklin Small Cap Value Securities Fund Sub-Account   Class 2 of the Franklin Small Cap Value Securities
                                                       Fund of the Franklin Templeton Variable Insurance
                                                       Products Trust

Hartford Growth Opportunities HLS Fund Sub-Account     Class IA shares of Hartford Growth Opportunities
                                                       HLS Fund of Hartford HLS Series Fund II, Inc.

Hartford International Small Company HLS Fund          Class IA shares of Hartford International Small
Sub-Account                                            Company HLS Fund of Hartford Series Fund, Inc.

Hartford MidCap Value HLS Fund Sub-Account             Class IA shares of Hartford MidCap Value HLS
                                                       Fund of Hartford Series Fund, Inc.

Hartford Value Opportunities HLS Fund Sub-Account      Class IA shares of Hartford Value Opportunities
                                                       HLS Fund of Hartford Series Fund II, Inc.

MFS New Discovery Series Sub-Account                   Initial Class of the MFS(R) New Discovery Series of
                                                       the MFS(R) Variable Insurance Trust(SM)

MFS Total Return Series Sub-Account                    Initial Class of the MFS(R) Total Return Series of the
                                                       MFS(R) Variable Insurance Trust(SM)

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
Mutual Shares Securities Fund Sub-Account              Class 2 of the Mutual Shares Securities Fund of the
                                                       Franklin Templeton Variable Insurance Products
                                                       Trust

Putnam VT Capital Opportunities Sub-Account            Class IB of Putnam VT Capital Opportunities Fund
                                                       of Putnam Variable Trust

Putnam VT Equity Income Sub-Account                    Class IB of Putnam VT Equity Income Fund of
                                                       Putnam Variable Trust

The table entitled "Annual Fund Operating Expenses" that shows a minimum and maximum range is deleted and replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                       MINIMUM       MAXIMUM
------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.44%         1.71%
------------------------------------------------------------------------------------------------

The following information is added to the table entitled "Annual Fund Operating Expenses" that shows detailed information for each underlying Fund.

                         ANNUAL FUND OPERATING EXPENSES
                            AS OF THE FUND'S YEAR END
                         (AS A PERCENTAGE OF NET ASSETS)

                                                                             12b-1
                                                                          DISTRIBUTION
                                                                            AND/OR                        TOTAL FUND
                                                         MANAGEMENT        SERVICING        OTHER         OPERATING
                                                            FEES              FEES         EXPENSES        EXPENSES
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I (1)             0.73%            N/A            0.57%           1.30%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                      0.61%            N/A            0.24%           0.85%
----------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund - Class 2               0.43%           0.25%           0.02%           0.70%
----------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund -
Class 2                                                      0.50%           0.25%           0.02%           0.77%
----------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund - Class 2                           0.47%           0.25%           0.02%           0.74%
----------------------------------------------------------------------------------------------------------------------
American Funds International Fund - Class 2                  0.57%           0.25%           0.06%           0.88%
----------------------------------------------------------------------------------------------------------------------
American Funds New World Fund - Class 2                      0.85%           0.25%           0.06%           1.16%
----------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2)       0.59%           0.25%           0.20%           1.04%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund - Class IA            0.62%            N/A            0.04%           0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund -
Class IA                                                     0.85%            N/A            0.86%           1.71%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund - Class IA                    0.82%            N/A            0.06%           0.88%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund - Class IA             0.69%            N/A            0.04%           0.73%

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
MFS(R) New Discovery Series - Initial Class                  0.90%            N/A            0.15%           1.05%
----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Initial Class                   0.75%            N/A            0.11%           0.86%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2)                  0.60%           0.25%           0.21%           1.06%
----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund - Class IB (3)(4)       0.65%           0.25%           0.74%           1.64%
----------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB (3)(4)               0.65%           0.25%           0.67%           1.57%
----------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses were:

                                                                                 12b-1
                                                                              DISTRIBUTION                    TOTAL FUND
                                                         MANAGEMENT         AND/OR SERVICING     OTHER        OPERATING
                                                            FEES                 FEES           EXPENSES       EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2         0.56%                 0.25%            0.20%          1.01%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                    0.59%                 0.25%            0.21%          1.05%
-------------------------------------------------------------------------------------------------------------------------

(3) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.

(4) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

The following information is added to the section entitled "About Us" under "The Funds":

AIM V.I. MID CAP CORE EQUITY FUND - Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND - Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND - Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND - Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of

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larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND - Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS INTERNATIONAL FUND - Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND - Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MFS(R) NEW DISCOVERY SERIES - Seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES - Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND - Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND - Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND - Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

The following information is added under the section entitled "About Us" under the sub-section entitled "The Funds," under the sub-section entitled "Investment Advisors":

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The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are
portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford International Small Company HLS Fund and Hartford MidCap Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS(R) New Discovery Series and MFS(R) Total Return Series are series of the MFS(R) Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management(R) serves as the investment adviser to each of the Series of the MFS(R) Variable Insurance Trust(SM). MFS Investment Management(R) is located at 500 Boylston Street, Boston, Massachusetts 02116.

Putnam VT Capital Opportunities Sub-Account and Putnam VT Equity Income Sub-Account purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager. Putnam Management is ultimately controlled by Marsh &

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McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCES.

HV-4789